Label	Element	Value
Victory S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Victory Funds

Victory S&P 500 Index Fund

(the “Fund)

Supplement dated July 20, 2020

to the Prospectus dated November 1, 2019 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Fund will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of the Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of the Fund of $250,000 and above. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

Risk/Return [Heading]	rr_RiskReturnHeading	Victory S&P 500 Index Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following replaces the “Shareholder Fees” in the table in the section titled “Fund Fees and Expenses” on page 1 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
2.	The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
3.	The Investment Performance information for Class A shares of the Fund found on page 4 has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 875
Victory S&P 500 Index Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Victory S&P 500 Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none